Stock Option Plan and Stock-Based Compensation	3 Months Ended
Mar. 31, 2023
Stock Option Plan And Stock-based Compensation
Stock Option Plan and Stock-Based Compensation

NOTE 11 – Stock Option Plan and Stock-Based Compensation

To calculate the stock-based compensation resulting from the issuance of options uses the Black-Scholes option pricing model, which is affected by the Company’s fair value of its stock price as well as assumptions regarding a number of subjective variables. These variables include, but are not limited to, the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviors.

2023 Equity Incentive Plan

At the special meeting held on March 10, 2023, the KINS stockholders considered and approved, among other things, the CXApp Inc. 2023 Equity Incentive Plan (the “Incentive Plan”). The Incentive Plan was previously approved, subject to stockholder approval, by KINS’ board of directors. The Incentive Plan became effective immediately upon the closing of the Business Combination. Pursuant to the terms of the Incentive Plan, there are 2,110,500 shares of CXApp Class A Common Stock available for issuance under the Incentive Plan, which is equal to 15% of the aggregate number of shares of CXApp common stock issued and outstanding immediately after the closing (giving effect to the redemptions).

Employee Stock Options

During the period ended March 31, 2023 (Successor), a total of 1,377 thousand of stock options for the purchase of the Company’s common stock were granted to employees and directors of the Company. These options vest over a 2 year period, with 50% vested at the end of year one and 50% vested at the end of year two. The options have a life of 5 to 7 years and an exercise price of $1.53 per share. The stock options were valued using the Black-Scholes option valuation model and the fair value of the awards was determined to be approximately $688 thousand. The fair value of the common stock as of the grant date was determined to be $1.53 per share.

During the period ended March 31, 2023 (Successor), the Company recorded a charge of approximately $2 thousand for the amortization of employee stock options, which is included in the general and administrative section of the condensed consolidated statement of operations.

As of March 31, 2023 (Successor), the fair value of non-vested options totalled approximately $686 thousand, which will be amortized to expense over the weighted average remaining term of 2.0 years.

The fair value of each employee option grant is estimated on the date of the grant using the Black-Scholes option-pricing model. Key weighted-average assumptions used to apply this pricing model during the period ended March 31, 2023 (Successor) were as follows:

Risk-free interest rate	3.62% – 3.67%
Expected life of option grants	5 – 7 years
Expected volatility of underlying stock	37.35%
Dividends assumption	0%